Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unsecured Bonds [Member] | Exchange rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	$ 8,260,069	$ (37,402,977)
Loans with Related Companies [Member] | Interest rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	2,650,478	(6,100,506)
Operational Income [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	2,606,439	(4,285,349)
Other [Member]. | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	(5,198,122)	1,082,267
Property, plant & equipment investment [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	$ (1,592,476)	$ 3,278,444